Related Party Transactions (Details) - USD ($)	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Mar. 31, 2021
Related Party Transaction [Line Items]
Due to Related Parties		$ 0
Affiliated Entity | Management And Consulting Services
Related Party Transaction [Line Items]
Management fee per year	$ 1,000,000
Management fees		$ 300,000